575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax PETER J. SHEA peter.shea@kattenlaw.com 212.940.6447 direct 704.344.3195 fax

March 20, 2009

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

Pre-Effective Amendment No. 1 to Registration on Form S-1
ETFS Silver Trust
Registration No.: 333-156307

Dear Ladies and Gentlemen:

      On behalf of ETF Securities USA LLC (the “Sponsor”), our client and the sponsor of ETFS Silver Trust (the “Trust”), we are filing with this correspondence Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s registration statement on Form S-1 (the “Registration Statement”) concerning the registration of the ETFS Silver Shares under the Securities Act of 1933 (the “Securities Act”). Blacklined copies of the Amendment that have been marked to show changes as against the original filing of the Registration Statement are being sent to the Commission’s Staff under separate cover. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment. Please be advised that, on March 19, 2009, the Sponsor of the Trust changed its name from “ETFS Services LLC” to “ETF Securities USA LLC.”

     With respect to Staff’s comment letter to Fred Jheon, President and Chief Executive Officer of the Sponsor, dated January 16, 2009 by Mr. H. Roger Schwall, we offer the following responses (the headings below corresponding to the headings in such comment letter with the numbered responses corresponding to the comment numbers of the comment letter). Capitalized terms used in this letter but not otherwise defined herein are used with the meanings ascribed to them in the Registration Statement.

General

1.   The Amendment contains all information that can be provided at this time. Until the Trust is formed, which will occur upon the sale of the Seed Basket to the Initial Purchaser, certain items will remain omitted, including, among other things, audited financial statements

Securities and Exchange Commission
March 20, 2009

reflecting the seed capitalization of the Trust. The Sponsor anticipates filing an additional pre-effective amendment that will make the Registration Statement complete in all material respects immediately upon the formation and seeding of the Trust.

2.   Per our discussions with the Staff, we are submitting supplementally with this correspondence a draft form of the Trust’s financial statements and notes thereto that are intended to be compliant with Item 11(e) of Form S-1. All disclosures responsive to Item 11 of Form S-1 that are applicable to the Trust, which is a grantor trust, have been provided in the Amendment either as complete disclosures or incomplete placeholders requiring information available only after the sale of the Seed Basket.

3.   Please see our response to Comment No. 1 above. The consents of experts and counsel in response to Item 601(b) of Regulation S-K will be filed as exhibits to a future pre-effective amendment to the Registration Statement.

Risk Factors, page 6

The Trust may not have adequate sources of recovery if its silver is lost..., page 9

4.   The suggested revisions have been made.

Insurance, page 28

5.   There are no objective standards related to the Trustee’s or Sponsor’s review of the Custodian’s insurance coverage with respect to the assets of the Trust. To a limited extent, the Sponsor has been able to review confidentially the Custodian’s insurance coverage to ascertain that such coverage complies with industry standards for precious metal custodians. In particular, the Sponsor believes that Custodian’s insurance coverage with respect to the Trust’s assets is substantially identical to the coverage maintained by the Custodian with respect to its other publicly-traded U.S. and foreign silver bullion investment vehicle customers. The Sponsor will monitor the Custodian’s insurance coverage to determine that they meet industry standards.

6.   Citing confidentiality and other business reasons, the Custodian has refused to provide the Sponsor with non-confidential information that would permit the Sponsor to make the requested clarification about the nature of the Custodian’s insurance. The Custodian has reviewed the current disclosure in Trust’s prospectus and has assured the Sponsor that such disclosure is of the same scope as that appearing in the offering documents other metal grantor trusts utilizing the Custodian’s custody services, including the SPDR® Gold Trust.

Closing Comments

      Where we have responded to a comment concerning one location, we have made corresponding changes also concerning similar disclosure appearing elsewhere in the Registration Statement.

     All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

Securities and Exchange Commission
March 20, 2009

     In the event that the Sponsor requests acceleration of the effective date of the Registration Statement on behalf of the Trust, it will furnish a letter containing the requested acknowledgements.

     Please do not hesitate to contact me at (212) 940-6447 or Gregory Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing responses or the Amendment.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

cc (w/enclosures):	Mr. H. Roger Schwall
Ms. Tracy L. McNeil
Mr. Donald F. Delaney
Mr. Fred Jheon
Mr. Graham Tuckwell
Ms. Kathleen Moriarty
Mr. Gregory Xethalis